PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Credit Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.8% of Net Assets
Non-Convertible Bonds – 92.8%
	Aerospace & Defense – 4.0%
$20,000	Boeing Co. (The), 2.250%, 6/15/2026	$20,470
20,000	Boeing Co. (The), 2.950%, 2/01/2030	20,685
5,000	Boeing Co. (The), 3.100%, 5/01/2026	5,354
10,000	Boeing Co. (The), 3.200%, 3/01/2029	10,556
5,000	Boeing Co. (The), 3.250%, 2/01/2035	5,128
5,000	Boeing Co. (The), 3.375%, 6/15/2046	4,879
5,000	Boeing Co. (The), 3.500%, 3/01/2039	5,058
15,000	Boeing Co. (The), 3.550%, 3/01/2038	15,303
220,000	Boeing Co. (The), 3.625%, 2/01/2031	240,764
5,000	Boeing Co. (The), 3.625%, 3/01/2048	5,041
35,000	Boeing Co. (The), 3.750%, 2/01/2050	36,603
10,000	Boeing Co. (The), 3.850%, 11/01/2048	10,315
20,000	Boeing Co. (The), 3.950%, 8/01/2059	21,405
70,000	Boeing Co. (The), 5.150%, 5/01/2030	84,718
70,000	Boeing Co. (The), 5.805%, 5/01/2050	96,470
30,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	33,335
20,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	23,689
125,000	Raytheon Technologies Corp., 2.800%, 3/15/2022	128,554
50,000	Spirit AeroSystems, Inc., 3-month LIBOR + 0.800%, 1.017%, 6/15/2021(a)	49,368
5,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	4,944
30,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	32,175
125,000	Textron, Inc., 3.000%, 6/01/2030	134,744
60,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	63,900

		1,053,458

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – 0.3%
$78,050	American Airlines Pass Through Certificates, Series 2016-3, Class A, 3.250%, 4/15/2030	$70,703

	Automotive – 1.5%
35,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	35,809
30,000	Ford Motor Co., 8.500%, 4/21/2023	33,765
40,000	Ford Motor Co., 9.000%, 4/22/2025	49,041
5,000	Ford Motor Co., 9.625%, 4/22/2030	7,056
170,000	General Motors Co., 5.200%, 4/01/2045	206,453
40,000	General Motors Co., 6.250%, 10/02/2043	53,959

		386,083

	Banking – 12.5%
165,000	Ally Financial, Inc., 5.125%, 9/30/2024	190,218
110,000	Ally Financial, Inc., 5.750%, 11/20/2025	128,067
270,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	316,701
200,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	216,708
215,000	Citigroup, Inc., 4.450%, 9/29/2027	254,160
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	279,075
150,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	162,561
210,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/2025	240,828
155,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	190,670
390,000	Morgan Stanley, 3.625%, 1/20/2027	446,634
110,000	Royal Bank of Canada, MTN, 0.500%, 10/26/2023	110,608
115,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	124,892
30,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	32,409
200,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	216,578
200,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	241,940
115,000	Synchrony Financial, 4.375%, 3/19/2024	126,611

		3,278,660

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – 1.0%
$15,000	Jefferies Group LLC, 6.250%, 1/15/2036	$20,005
180,000	Jefferies Group LLC, 6.500%, 1/20/2043	247,246

		267,251

	Building Materials – 1.5%
45,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	48,812
200,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	210,900
55,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	58,163
45,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	48,138
20,000	Vulcan Materials Co., 3.500%, 6/01/2030	22,972

		388,985

	Cable Satellite – 4.4%
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	126,442
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	127,350
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	262,768
110,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	139,112
5,000	Sirius XM Radio, Inc., 4.625%, 7/15/2024, 144A	5,181
30,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	31,875
10,000	Sirius XM Radio, Inc., 5.375%, 7/15/2026, 144A	10,425
5,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	5,502
200,000	Time Warner Cable LLC, 4.500%, 9/15/2042	234,359
200,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	207,750

		1,150,764

	Chemicals – 0.9%
70,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	82,933
15,000	FMC Corp., 3.450%, 10/01/2029	17,076
5,000	FMC Corp., 4.500%, 10/01/2049	6,483
60,000	Hercules LLC, 6.500%, 6/30/2029	63,985

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$35,000	LYB International Finance III LLC, 4.200%, 10/15/2049	$40,912
30,000	Westlake Chemical Corp., 3.600%, 8/15/2026	33,669

		245,058

	Construction Machinery – 0.5%
60,000	United Rentals North America, Inc., 5.250%, 1/15/2030	66,600
60,000	United Rentals North America, Inc., 5.500%, 5/15/2027	64,200

		130,800

	Consumer Cyclical Services – 4.4%
245,000	Amazon.com, Inc., 2.500%, 6/03/2050	254,205
155,000	Booking Holdings, Inc., 4.625%, 4/13/2030	192,600
55,000	eBay, Inc., 4.000%, 7/15/2042	62,619
320,000	Expedia Group, Inc., 3.250%, 2/15/2030	333,037
10,000	Expedia Group, Inc., 3.800%, 2/15/2028	10,741
55,000	IHS Markit Ltd., 4.250%, 5/01/2029	66,817
115,000	Uber Technologies, Inc., 7.500%, 5/15/2025, 144A	124,225
115,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	125,508

		1,169,752

	Diversified Manufacturing – 0.5%
45,000	Carrier Global Corp., 3.577%, 4/05/2050	50,356
70,000	Carrier Global Corp., 2.722%, 2/15/2030	74,859

		125,215

	Electric – 4.1%
15,000	AES Corp. (The), 2.450%, 1/15/2031, 144A	15,191
5,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	5,652
85,000	Calpine Corp., 3.750%, 3/01/2031, 144A	84,178
40,000	Calpine Corp., 5.125%, 3/15/2028, 144A	42,079
210,000	FirstEnergy Corp., Series C, 3.400%, 3/01/2050	201,145
20,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030, 144A	23,089

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$35,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	$40,588
35,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	38,500
140,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	139,147
125,000	Southern California Edison Co., 3.650%, 2/01/2050	141,976
90,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	99,242
225,000	Vistra Operations Co. LLC, 4.300%, 7/15/2029, 144A	255,380

		1,086,167

	Finance Companies – 4.5%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	161,562
105,000	Air Lease Corp., 3.125%, 12/01/2030	109,303
205,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	210,453
125,000	Aircastle Ltd., 4.125%, 5/01/2024	132,205
200,000	GE Capital Funding LLC, 4.400%, 5/15/2030, 144A	235,766
80,000	Navient Corp., 5.000%, 3/15/2027	80,700
35,000	OneMain Finance Corp., 7.125%, 3/15/2026	41,387
65,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	66,300
130,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	134,875

		1,172,551

	Financial Other – 0.5%
115,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	123,280

	Food & Beverage – 5.0%
205,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	258,763
240,000	Coca-Cola Co. (The), 1.750%, 9/06/2024	251,392
150,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	166,919
145,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	156,262
95,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049, 144A	110,829
35,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	39,069

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$90,000	PepsiCo, Inc., 0.400%, 10/07/2023	$90,496
50,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	54,230
190,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	201,035

		1,328,995

	Gaming – 0.2%
55,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.875%, 2/15/2029, 144A	56,238

	Health Insurance – 0.0%
5,000	Centene Corp., 4.625%, 12/15/2029	5,551

	Healthcare – 3.9%
75,000	Cigna Corp., 4.375%, 10/15/2028	90,652
55,000	CVS Health Corp., 3.250%, 8/15/2029	61,943
5,000	Encompass Health Corp., 4.750%, 2/01/2030	5,356
165,000	HCA, Inc., 4.125%, 6/15/2029	191,413
100,000	HCA, Inc., 5.250%, 6/15/2049	132,080
270,000	HCA, Inc., MTN, 7.750%, 7/15/2036	348,975
90,000	Hologic, Inc., 3.250%, 2/15/2029, 144A	91,575
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	26,187
40,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	40,780
30,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	31,259

		1,020,220

	Home Construction – 0.8%
90,000	Lennar Corp., 4.750%, 11/29/2027	106,362
70,000	PulteGroup, Inc., 6.000%, 2/15/2035	95,179

		201,541

	Independent Energy – 2.0%
150,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	162,487
10,000	Cimarex Energy Co., 4.375%, 6/01/2024	10,907

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$95,000	Continental Resources, Inc., 3.800%, 6/01/2024	$98,098
5,000	EQT Corp., 5.000%, 1/15/2029	5,272
55,000	Hess Corp., 4.300%, 4/01/2027	60,636
60,000	Hess Corp., 5.600%, 2/15/2041	73,221
15,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	14,437
10,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	9,659
30,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	31,318
45,000	Ovintiv Exploration, Inc., 5.375%, 1/01/2026	48,292
20,000	Ovintiv Exploration, Inc., 5.625%, 7/01/2024	21,423

		535,750

	Industrial Other – 0.1%
30,000	CBRE Services, Inc., 4.875%, 3/01/2026	35,445

	Life Insurance – 1.1%
115,000	American International Group, Inc., 3.400%, 6/30/2030	131,773
95,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	95,072
30,000	Athene Holding Ltd., 3.500%, 1/15/2031	31,704
30,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	36,185

		294,734

	Lodging – 0.7%
40,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	42,181
5,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	5,651
15,000	Hyatt Hotels Corp., 5.750%, 4/23/2030	18,439
20,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	23,394
25,000	Marriott International, Inc., 4.625%, 6/15/2030	29,337
70,000	Wyndham Destinations, Inc., 4.625%, 3/01/2030, 144A	74,025

		193,027

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – 2.4%
$60,000	Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/2027, 144A	$60,600
30,000	Discovery Communications LLC, 3.950%, 3/20/2028	34,434
80,000	Discovery Communications LLC, 5.000%, 9/20/2037	101,046
5,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	5,131
65,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	68,250
35,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	37,361
25,000	Lamar Media Corp., 3.750%, 2/15/2028	25,693
30,000	Lamar Media Corp., 4.000%, 2/15/2030	31,125
5,000	Lamar Media Corp., 5.750%, 2/01/2026	5,156
110,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	126,500
115,000	ViacomCBS, Inc., 4.375%, 3/15/2043	135,869

		631,165

	Metals & Mining – 4.0%
45,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	47,362
200,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	234,846
50,000	ArcelorMittal S.A., 7.250%, 10/15/2039	70,156
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	217,000
60,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	65,850
40,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	50,050
10,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	12,450
135,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	152,597
20,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	22,624
45,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	49,518
115,000	Glencore Funding LLC, 4.625%, 4/29/2024, 144A	128,430

		1,050,883

	Midstream – 2.8%
115,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	136,042

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$55,000	Energy Transfer Operating LP, 5.000%, 5/15/2050	$59,559
50,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	40,264
65,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	71,035
50,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	52,000
20,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	20,837
80,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	90,637
10,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	10,751
35,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	34,436
30,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	31,107
120,000	Sunoco Logistics Partners Operations LP, 4.000%, 10/01/2027	131,774
60,000	Valero Energy Partners LP, 4.500%, 3/15/2028	68,926

		747,368

	Paper – 0.6%
45,000	Suzano Austria GmbH, 3.750%, 1/15/2031	47,745
70,000	Weyerhaeuser Co., 4.000%, 4/15/2030	82,896
20,000	WRKCo, Inc., 3.000%, 6/15/2033	21,973

		152,614

	Pharmaceuticals – 5.5%
230,000	GlaxoSmithKline Capital PLC, 3.000%, 6/01/2024	247,820
245,000	Merck & Co., Inc., 2.350%, 2/10/2022	250,613
155,000	Merck & Co., Inc., 2.450%, 6/24/2050	160,482
200,000	Perrigo Finance UnLtd. Co., 3.150%, 6/15/2030	213,751
50,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	53,125
70,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	67,288
250,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	222,500
120,000	Utah Acquisition Sub, Inc., 5.250%, 6/15/2046	157,210

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$55,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	$63,013

		1,435,802

	Property & Casualty Insurance – 0.9%
175,000	Fidelity National Financial, Inc., 2.450%, 3/15/2031	177,996
65,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	64,548

		242,544

	REITs - Health Care – 0.5%
110,000	Welltower, Inc., 4.250%, 4/01/2026	128,078

	REITs - Hotels – 0.5%
130,000	Host Hotels & Resorts LP, Series E, 4.000%, 6/15/2025	139,897

	REITs - Mortgage – 0.2%
15,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	14,738
35,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	34,912

		49,650

	REITs – Shopping Centers – 0.8%
115,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	131,994
75,000	SITE Centers Corp., 3.625%, 2/01/2025	77,903

		209,897

	Restaurants – 0.7%
65,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	66,950
55,000	McDonald’s Corp., MTN, 3.625%, 9/01/2049	64,543
60,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	65,790

		197,283

	Retailers – 1.4%
45,000	AutoZone, Inc., 3.625%, 4/15/2025	50,407
70,000	AutoZone, Inc., 4.000%, 4/15/2030	82,930
55,000	Carvana Co., 5.625%, 10/01/2025, 144A	56,454
95,832	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	104,965

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$55,000	Dollar General Corp., 3.500%, 4/03/2030	$63,138
10,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	10,725

		368,619

	Technology – 9.4%
260,000	Alphabet, Inc., 1.900%, 8/15/2040	255,180
85,000	Avnet, Inc., 4.625%, 4/15/2026	96,213
375,000	Broadcom, Inc., 4.300%, 11/15/2032	444,558
35,000	CDW LLC/CDW Finance Corp., 4.125%, 5/01/2025	36,616
130,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	128,050
60,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	63,216
40,000	Equifax, Inc., 3.100%, 5/15/2030	44,494
185,000	Equinix, Inc., 2.150%, 7/15/2030	188,173
60,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	64,800
20,000	Keysight Technologies, Inc., 3.000%, 10/30/2029	22,082
145,000	Microchip Technology, Inc., 4.333%, 6/01/2023	156,964
265,000	Micron Technology, Inc., 4.663%, 2/15/2030	325,194
240,000	Microsoft Corp., 2.525%, 6/01/2050	253,091
215,000	Oracle Corp., 3.600%, 4/01/2050	250,493
40,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	41,300
10,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	11,900
35,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	37,381
35,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	42,060

		2,461,765

	Transportation Services – 0.7%
5,000	FedEx Corp., 4.050%, 2/15/2048	6,016
15,000	FedEx Corp., 4.100%, 2/01/2045	17,698
20,000	FedEx Corp., 5.250%, 5/15/2050	28,328

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Transportation Services – continued
$115,000	United Parcel Service, Inc., 2.500%, 4/01/2023	$120,280

		172,322

	Treasuries – 2.6%
135,000	U.S. Treasury Bond, 1.125%, 8/15/2040	127,807
225,000	U.S. Treasury Bond, 1.250%, 5/15/2050	204,117
95,000	U.S. Treasury Bond, 2.000%, 2/15/2050	103,179
260,000	U.S. Treasury Note, 0.125%, 9/30/2022	260,010

		695,113

	Wireless – 2.5%
55,000	American Tower Corp., 2.100%, 6/15/2030	56,453
230,000	Crown Castle International Corp., 3.300%, 7/01/2030	257,434
30,000	Sprint Capital Corp., 6.875%, 11/15/2028	39,554
265,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	306,923

		660,364

	Wirelines – 2.9%
550,000	AT&T, Inc., 3.650%, 6/01/2051	575,901
150,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	200,843

		776,744

	Total Non-Convertible Bonds (Identified Cost $23,524,391)	24,440,336

Convertible Bonds – 4.0%
	Airlines – 0.1%
25,000	Southwest Airlines Co., 1.250%, 5/01/2025	36,313

	Cable Satellite – 1.3%
25,000	DISH Network Corp., Zero Coupon, 12/15/2025, 144A	25,118
275,000	DISH Network Corp., 3.375%, 8/15/2026	262,139
55,000	Liberty Media Corp., 0.500%, 12/01/2050, 144A	58,610

		345,867

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Consumer Cyclical Services – 0.1%
$35,000	Uber Technologies, Inc., Zero Coupon, 12/15/2025, 144A	$35,806

	Electric – 0.1%
10,000	NRG Energy, Inc., 2.750%, 6/01/2048	11,363

	Healthcare – 0.4%
75,000	Teladoc Health, Inc., 1.250%, 6/01/2027, 144A	89,828

	Industrial Other – 0.1%
15,000	Chegg, Inc., Zero Coupon, 9/01/2026, 144A	16,773

	Pharmaceuticals – 1.3%
240,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	250,800
35,000	Guardant Health, Inc., Zero Coupon, 11/15/2027, 144A	40,951
35,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	48,292

		340,043

	Technology – 0.6%
25,000	LivePerson, Inc., Zero Coupon, 12/15/2026, 144A	27,308
15,000	Lumentum Holdings, Inc., 0.500%, 12/15/2026	18,291
35,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025, 144A	46,089
60,000	Shift4 Payments, Inc., Zero Coupon, 12/15/2025, 144A	73,217

		164,905

	Total Convertible Bonds (Identified Cost $974,664)	1,040,898

	Total Bonds and Notes (Identified Cost $24,499,055)	25,481,234

Shares
Preferred Stocks – 1.3%
	Banking – 0.5%
40	Bank of America Corp., Series L, 7.250%	60,743
50	Wells Fargo & Co., Class A, Series L, 7.500%	75,895

		136,638

	Food & Beverage – 0.8%
1,950	Bunge Ltd., 4.875%	212,129

Description	Value (†)
Preferred Stocks – continued
Total Preferred Stocks (Identified Cost $316,708)	$348,767

Total Investments – 98.1% (Identified Cost $24,815,763)	25,830,001
Other assets less liabilities – 1.9%	497,736

Net Assets – 100.0%	$26,327,737

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of December 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of Rule 144A holdings amounted to $7,275,955 or 27.6% of net assets.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$25,481,234	$—	$25,481,234
Preferred Stocks
Banking	136,638	—	—	136,638
Food & Beverage	—	212,129	—	212,129

Total Preferred Stocks	136,638	212,129	—	348,767

Total	$136,638	$25,693,363	$—	$25,830,001

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2020 (Unaudited)

Banking	13.0%
Technology	10.0
Pharmaceuticals	6.8
Food & Beverage	5.8
Cable Satellite	5.7
Consumer Cyclical Services	4.5
Finance Companies	4.5
Healthcare	4.3
Electric	4.2
Aerospace & Defense	4.0
Metals & Mining	4.0
Wirelines	2.9
Midstream	2.8
Treasuries	2.6
Wireless	2.5
Media Entertainment	2.4
Independent Energy	2.0
Other Investments, less than 2% each	16.1

Total Investments	98.1
Other assets less liabilities	1.9

Net Assets	100.0%